UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® Municipal Money Market Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance February 29, 2024 (Unaudited)
Current 7-Day Yields

Fidelity® Municipal Money Market Fund	3.0%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	81.3
8 - 30	0.4
31 - 60	2.5
61 - 90	0.9
91 - 180	5.9
> 180	9.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 44.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.89% 3/7/24, VRDN (b)(c)	31,715	31,715
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 3.9% 3/1/24, VRDN (b)(c)	10,000	10,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 3.9% 3/1/24, VRDN (b)(c)	2,350	2,350
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.):
Series 2007, 3.9% 3/1/24, VRDN (b)(c)	4,600	4,600
Series 2023:
3.9% 3/1/24, VRDN (b)(c)	29,585	29,585
3.9% 3/1/24, VRDN (b)(c)	9,995	9,995
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev.:
(Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 3.9% 3/1/24, VRDN (b)(c)	3,400	3,400
(Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 3.6% 3/7/24, VRDN (b)(c)	12,900	12,900
TOTAL ALABAMA		104,545
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 3.4% 3/7/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,350	13,350
Arizona - 0.9%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.48% 3/7/24, VRDN (b)	2,400	2,400
Series 2009 B, 3.48% 3/7/24, VRDN (b)	9,900	9,900
Maricopa County Rev. Series 2023 B, 3.3% 3/7/24, VRDN (b)	12,900	12,900
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Village Square Apts. Proj.) Series 2004, 3.4% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	3,200	3,200
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 3.36% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	4,725	4,725
TOTAL ARIZONA		33,125
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 3.89% 3/7/24, VRDN (b)(c)	10,300	10,300
Series 2002, 4.2% 3/7/24, VRDN (b)(c)	23,100	23,100
TOTAL ARKANSAS		33,400
Colorado - 0.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 3.33% 3/7/24, LOC Wells Fargo Bank NA, VRDN (b)	100	100
Connecticut - 2.8%
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 3.26% 3/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	17,950	17,950
Series 2017 C, 3.26% 3/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	50,000	50,000
Series 2019 A, 3.3% 3/7/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)(c)	10,800	10,800
Series 2019 B2, 3.31% 3/7/24 (Liquidity Facility Bank of America NA), VRDN (b)(c)	13,225	13,225
Series D 3, 3.27% 3/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)(c)	12,315	12,315
TOTAL CONNECTICUT		104,290
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 3.7% 3/7/24, VRDN (b)(c)	8,200	8,200
District Of Columbia - 0.2%
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.36% 3/7/24, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,910	1,910
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 3.27% 3/7/24, LOC TD Banknorth, NA, VRDN (b)(c)	4,600	4,600
TOTAL DISTRICT OF COLUMBIA		6,510
Florida - 3.6%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 3.45% 3/7/24, VRDN (b)(c)	26,800	26,800
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 3.5% 3/7/24, VRDN (b)(c)	29,100	29,100
Series 2018 B, 3.5% 3/7/24, VRDN (b)(c)	4,900	4,900
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 3.4% 3/7/24, VRDN (b)	4,000	4,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Savannah Springs Apts. Proj.) Series G, 3.31% 3/7/24, LOC Citibank NA, VRDN (b)(c)	11,360	11,360
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.65% 3/7/24, VRDN (b)	10,140	10,140
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A:
3.5% 3/7/24, VRDN (b)(c)	3,900	3,900
3.75% 3/7/24, VRDN (b)(c)	6,300	6,300
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 3.4% 3/7/24, VRDN (b)(c)	5,800	5,800
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 3.65% 3/7/24, VRDN (b)	3,775	3,775
FNMA:
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) Series 2003, 3.3% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	4,900	4,900
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2006 H, 3.29% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	5,495	5,495
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.3% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	3,935	3,935
(Hunters Run Apts. Proj.) Series 2002 A, 3.4% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	5,395	5,395
(Morgan Creek Apts. Proj.) Series 2003, 3.3% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	9,100	9,100
TOTAL FLORIDA		134,900
Georgia - 2.3%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
3.85% 3/1/24, VRDN (b)(c)	15,380	15,380
3.9% 3/1/24, VRDN (b)(c)	9,110	9,110
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 3.9% 3/1/24, VRDN (b)(c)	14,400	14,400
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 3.47% 3/7/24, LOC Wells Fargo Bank NA, VRDN (b)(c)	6,460	6,460
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.4% 3/7/24, VRDN (b)	2,100	2,100
Series 2002 V1, 3.4% 3/7/24, VRDN (b)	2,700	2,700
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 3.45% 3/7/24, VRDN (b)(c)	7,800	7,800
Series 2019, 3.45% 3/7/24, VRDN (b)(c)	20,000	20,000
FNMA Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 3.29% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	7,230	7,230
TOTAL GEORGIA		85,180
Illinois - 3.8%
Chicago Midway Arpt. Rev. Series 2014 C, 3.33% 3/7/24, LOC PNC Bank NA, VRDN (b)(c)	84,210	84,210
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 3.4% 3/7/24, LOC Bayerische Landesbank, VRDN (b)(c)	37,770	37,770
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.54% 3/7/24, LOC Northern Trust Co., VRDN (b)	2,700	2,700
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 3.4% 3/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	5,595	5,595
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts. Proj.) Series 2005, 3.29% 3/7/24, LOC Freddie Mac, VRDN (b)(c)	6,725	6,725
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.36% 3/7/24, LOC Freddie Mac, VRDN (b)(c)	6,000	6,000
TOTAL ILLINOIS		143,000
Indiana - 1.6%
Indiana Dev. Fin. Auth. Envir. Rev.:
(PSI Energy Proj.):
Series 2003 A, 3.55% 3/7/24, VRDN (b)(c)	36,250	36,250
Series 2003 B, 3.53% 3/7/24, VRDN (b)(c)	23,300	23,294
Series 2005, 3.5% 3/7/24, LOC Rabobank Nederland New York Branch, VRDN (b)	1,500	1,500
TOTAL INDIANA		61,044
Iowa - 1.6%
Iowa Fin. Auth. Midwestern Disaster Area Rev. (ADM Proj.) Series 2011, 3.4% 3/7/24, VRDN (b)	4,300	4,300
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.85% 3/7/24, VRDN (b)(c)	57,200	57,200
TOTAL IOWA		61,500
Kansas - 2.1%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.45% 3/7/24, VRDN (b)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.5% 3/7/24, VRDN (b)	3,200	3,200
Series 2007 B, 3.5% 3/7/24, VRDN (b)	14,000	14,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 3.3% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	25,100	25,100
Series 2002, 3.3% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	7,000	7,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.45% 3/7/24, VRDN (b)	4,700	4,700
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.45% 3/7/24, VRDN (b)	4,100	4,100
(Western Resources, Inc. Proj.) Series 1994, 3.45% 3/7/24, VRDN (b)	5,200	5,200
TOTAL KANSAS		80,500
Kentucky - 0.2%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 3.45% 3/7/24 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	6,070	6,070
Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 3.85% 3/7/24, VRDN (b)(c)	14,000	14,000
Series 2003, 3.85% 3/7/24, VRDN (b)(c)	18,650	18,650
(Christus Health Proj.) Series 2009 B3, 3.2% 3/7/24, LOC Sumitomo Mitsui Trust Bank Ltd., VRDN (b)	6,500	6,500
TOTAL LOUISIANA		39,150
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.28% 3/7/24, LOC Bank of Nova Scotia, VRDN (b)	2,400	2,400
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.26% 3/7/24, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	3,815	3,815
TOTAL MICHIGAN		6,215
Mississippi - 1.1%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 3.7% 3/1/24, VRDN (b)(c)	2,270	2,270
Mississippi Bus. Fin. Corp. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 3.75% 3/7/24, VRDN (b)(c)	23,700	23,700
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.:
(Mississippi Pwr. Co. Proj.) Series 1998, 3.85% 3/1/24, VRDN (b)(c)	6,900	6,900
(Waste Mgmt., Inc. Proj.) Series 2003, 3.3% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	9,500	9,500
TOTAL MISSISSIPPI		42,370
Nebraska - 1.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 B, 3.2% 3/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	15,125	15,125
Series 2015 D, 3.2% 3/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	11,655	11,655
Series 2016 B, 3.2% 3/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	250	250
Series 2021 B, 3.2% 3/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	20,000	20,000
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 3.89% 3/7/24, VRDN (b)(c)	1,600	1,600
Series 1998, 3.89% 3/7/24, VRDN (b)(c)	2,200	2,200
TOTAL NEBRASKA		50,830
Nevada - 2.7%
Clark County Arpt. Rev. Series 2008 C1, 3.41% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	33,280	33,280
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2003 A, 3.3% 3/7/24, LOC Wells Fargo Bank NA, VRDN (b)(c)	32,675	32,675
Series 2008 A, 3.4% 3/7/24, LOC MUFG Bank Ltd., VRDN (b)(c)	35,000	35,000
TOTAL NEVADA		100,955
New York - 0.5%
FNMA New York Hsg. Fin. Agcy. Rev. (Helena Hsg. Proj.) Series 2003 A, 3.34% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	18,000	18,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 1992 2, SIFMA Municipal Swap Index + 0.050% 3.35% 4/1/24, VRDN (b)(d)(e)	500	500
Series 1995 4, SIFMA Municipal Swap Index + 0.080% 3.38% 4/1/24, VRDN (b)(c)(d)(e)	3,900	3,900
TOTAL NEW YORK AND NEW JERSEY		4,400
North Carolina - 0.2%
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 3.28% 3/7/24, VRDN (b)(c)	8,100	8,100
Ohio - 0.1%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.29% 3/7/24, LOC Northern Trust Co., VRDN (b)	2,535	2,535
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 3.2% 3/7/24 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)(c)	235	235
TOTAL OHIO		2,770
Oregon - 0.2%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 3.3% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	2,770	2,770
(New Columbia - Trouton Proj.) Series 2005, 3.3% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	4,110	4,110
TOTAL OREGON		6,880
Pennsylvania - 0.1%
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.26% 3/7/24, LOC Fannie Mae, VRDN (b)	2,275	2,275
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.35% 3/7/24, LOC Wells Fargo Bank NA, VRDN (b)(c)	15,000	15,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 3.28% 3/7/24, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	6,900	6,900
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 3.45% 3/7/24, VRDN (b)(c)	6,200	6,200
TOTAL TENNESSEE		13,100
Texas - 5.3%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 3.36% 3/7/24, LOC Citibank NA, VRDN (b)(c)	8,600	8,600
Calhoun Port Auth. Envir. Facilities Rev. Series 2007 A, 3.33% 3/7/24, LOC PNC Bank NA, VRDN (b)(c)	6,665	6,665
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) Series 2007, 3.41% 3/7/24, LOC Citibank NA, VRDN (b)(c)	11,360	11,360
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 3.89% 3/7/24, VRDN (b)(c)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 3.29% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	10,310	10,310
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 3.85% 3/7/24, VRDN (b)(c)	25,000	25,000
Series 2001, 3.85% 3/7/24, VRDN (b)(c)	25,000	25,000
Series 2002, 3.85% 3/7/24, VRDN (b)(c)	22,500	22,500
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 3.54% 3/7/24 (TotalEnergies SE Guaranteed), VRDN (b)(c)	10,000	10,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C3, 3.2% 3/7/24, LOC TD Banknorth, NA, VRDN (b)	10,330	10,330
Series 2008 C4, 3.2% 3/7/24, LOC TD Banknorth, NA, VRDN (b)	3,900	3,900
Texas Gen. Oblig.:
Series 2003 A, 3.45% 3/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	12,255	12,255
Series 2006 D, 3.45% 3/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	15,250	15,250
Series 2013 A, 3.4% 3/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,700	3,700
Series 2015 A, 3.4% 3/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,400	4,400
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose at Bammel Apts. Proj.) Series 2005, 3.29% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	6,280	6,280
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 3.38% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	13,915	13,915
TOTAL TEXAS		202,065
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.85% 3/7/24, VRDN (b)	13,300	13,300
Virginia - 0.5%
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2011 A, 3.3% 3/7/24, LOC Freddie Mac, VRDN (b)(c)	17,150	17,150
Washington - 2.7%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) Series 2000, 3.3% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	15,255	15,255
Port of Seattle Rev. Series 2008, 3.42% 3/7/24, LOC Bank of America NA, VRDN (b)(c)	28,665	28,665
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Ballard Landmark Inn Proj.) Series 2015 A, 3.37% 3/7/24, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	31,590	31,590
(The Lodge at Eagle Ridge Proj.) Series A, 3.35% 3/7/24, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	8,885	8,885
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Echo Lake Sr. Apts. Proj.) Series 2006, 3.35% 3/7/24, LOC Fannie Mae, VRDN (b)(c)	17,970	17,970
TOTAL WASHINGTON		102,365
West Virginia - 2.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 3.32% 3/7/24, VRDN (b)(c)	36,475	36,475
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 3.28% 3/7/24, VRDN (b)(c)	38,900	38,900
TOTAL WEST VIRGINIA		75,375
Wisconsin - 1.4%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 3.3% 3/7/24, LOC Wells Fargo Bank NA, VRDN (b)(c)(f)	54,200	54,200
Wyoming - 0.4%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 3.26% 3/7/24, LOC Wells Fargo Bank NA, VRDN (b)(c)	10,000	10,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.1% 3/1/24, VRDN (b)(c)	4,100	4,100
TOTAL WYOMING		14,100
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,664,314)		1,664,314

Tender Option Bond - 33.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.4%
Black Belt Energy Gas District Participating VRDN:
Series ZF 16 77, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,190	2,190
Series ZL 05 09, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,515	4,515
Huntsville Hosp. Participating VRDN Series XG 03 84, 3.28% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,910	1,910
Jefferson County Swr. Rev. Participating VRDN Series XL 05 31, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,300	2,300
Southeast Energy Auth. Rev. Participating VRDN Series XM 11 31, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,000	4,000
TOTAL ALABAMA		14,915
Arizona - 0.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.36% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	675	675
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,600	3,600
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	6,500	6,500
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series YX 12 72, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,755	2,755
TOTAL ARIZONA		13,530
California - 0.4%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XM 11 38, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,000	2,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XF 24 67, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,200	1,200
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XX 10 28, 3.27% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	880	880
Series XM 08 69, 3.29% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	5,165	5,165
Series YX 12 29, 3.27% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	4,980	4,980
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XX 12 15, 3.27% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,000	2,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 01 01, 3.29% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	115	115
TOTAL CALIFORNIA		16,340
Colorado - 1.5%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2023, 3.54% 4/4/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,475	6,475
Series XF 30 40, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,625	2,625
Series XG 02 51, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	390	390
Series XM 08 29, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,900	3,900
Denver City & County Arpt. Rev. Participating VRDN:
Series 2022 XX 12 60, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	7,050	7,050
Series 2022 XX 12 61, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	3,750	3,750
Series Floaters XG 01 96, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	18,835	18,835
Series XF 15 13, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	6,685	6,685
Series XM 11 51, 3.29% 3/7/24 (Liquidity Facility UBS AG) (b)(c)(g)(h)	3,750	3,750
Series ZF 32 04, 3.29% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,120	2,120
TOTAL COLORADO		55,580
Connecticut - 2.6%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	15,800	15,800
Series Floaters 016, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	83,940	83,940
TOTAL CONNECTICUT		99,740
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,355	1,355
Series XF 09 20, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,145	2,145
Series XG 02 67, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	920	920
TOTAL DISTRICT OF COLUMBIA		4,420
Florida - 2.4%
Broward County Arpt. Sys. Rev. Participating VRDN Series XG 04 43, 3.31% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	5,315	5,315
Broward County Convention Ctr. Participating VRDN:
Series XF 16 41, 3.34% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,800	3,800
Series XM 11 52, 3.34% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	5,600	5,600
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.35% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	900	900
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XM 10 72, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,750	3,750
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series XF 14 63, 3.34% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	1,205	1,205
Series XL 04 30, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	3,750	3,750
Series XM 08 96, 3.29% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	6,375	6,375
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XF 16 10, 3.29% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	5,455	5,455
Hillsborough County Indl. Dev. Participating VRDN Series XG 04 67, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,055	3,055
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series XF 16 91, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,500	2,500
Lee County Arpt. Rev. Participating VRDN:
Series XF 11 26, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	3,195	3,195
Series XF 15 23, 3.3% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,430	2,430
Miami-Dade County Participating VRDN Series XF 11 59, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	6,310	6,310
Miami-Dade County Aviation Rev. Participating VRDN Series XX 13 22, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	4,090	4,090
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 3.28% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	5,900	5,900
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	6,100	6,100
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XF 31 22, 3.27% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,280	4,280
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 3.34% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,380	2,380
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	3,300	3,300
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series YX 12 86, 3.31% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,500	3,500
Tallahassee Health Facilities Rev. Participating VRDN Series XG 04 85, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,595	2,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series ZL 04 85, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,500	2,500
Tampa Health Sys. Rev. Participating VRDN Series XF 31 46, 3.29% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,300	2,300
TOTAL FLORIDA		90,585
Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 3.28% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	19,400	19,400
Series Floaters E 107, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	14,800	14,800
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.34% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	990	990
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 31 06, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	8,070	8,070
Series XG 04 70, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	6,925	6,925
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,880	3,880
TOTAL GEORGIA		54,065
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XX 12 17, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	16,635	16,635
Series YX 12 52, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	5,895	5,895
TOTAL HAWAII		22,530
Illinois - 5.9%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	19,900	19,900
Series 2022 XF 30 45, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,750	7,750
Series Floaters XL 01 05, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,400	4,400
Series XG 04 34, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,750	2,750
Series XX 12 64, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,055	7,055
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 3.28% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	10,560	10,560
Series Floaters XG 02 19, 3.28% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,820	1,820
Series XF 14 30, 3.31% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,810	2,810
Series XX 12 43, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	5,625	5,625
Series XX 12 45, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	10,500	10,500
Chicago Transit Auth. Participating VRDN Series XL 01 45, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,180	1,180
Illinois Fin. Auth. Participating VRDN:
Series BAML 50 45, 3.32% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	22,900	22,900
Series BAML 50 47, 3.32% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	22,100	22,100
Series XF 30 36, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,000	4,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series 2022 ZL 03 54, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,500	2,500
Series Floaters 017, 3.54% 4/4/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	11,300	11,300
Series XF 07 11, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,050	11,050
Series XG 04 50, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	3,465	3,465
Series YX 12 26, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	9,150	9,150
Illinois Gen. Oblig. Participating VRDN:
Series XF 10 10, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,800	5,800
Series XM 07 59, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,125	1,125
Series XM 10 48, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	11,185	11,185
Series XM 10 49, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,850	1,850
Series XX 11 41, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,200	1,200
Series YX 13 27, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,590	5,590
Illinois Hsg. Dev. Auth. Participating VRDN Series 2023, 3.27% 3/7/24 (Liquidity Facility Citibank NA) (b)(g)(h)	2,500	2,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 3.3% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000	2,000
Series XF 14 22, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,670	2,670
Series XM 10 02, 3.27% 3/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,245	4,245
Series ZF 31 56, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,165	2,165
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.36% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,300	1,300
RBC Muni. Products, Inc. Trust Participating VRDN Series 2023, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	19,800	19,800
TOTAL ILLINOIS		222,245
Indiana - 0.1%
Indiana Fin. Auth. Health Facilities Rev. Participating VRDN Series XF 15 69, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,000	4,000
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XL 04 74, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	4,300	4,300
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.34% 3/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,575	2,575
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XM 11 41, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,000	3,000
TOTAL KENTUCKY		5,575
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series YX 12 95, 3.27% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,600	5,600
New Orleans Aviation Board Rev. Participating VRDN Series XF 31 48, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	4,500	4,500
TOTAL LOUISIANA		10,100
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 31 52, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,800	2,800
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 3.28% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,470	1,470
TOTAL MARYLAND		4,270
Michigan - 0.1%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.34% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,380	2,380
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 07 82, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	940	940
Series XG 04 33, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,530	1,530
TOTAL MICHIGAN		4,850
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,230	4,230
Missouri - 1.8%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XG 03 96, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	10,000	10,000
Series XG 04 02, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	5,920	5,920
Series XG 04 79, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	3,025	3,025
Series XL 04 58, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	3,840	3,840
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,900	2,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	29,900	29,900
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 3.44%, tender 6/3/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,300	1,300
Participating VRDN Series Floaters C17, 3.28% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	8,500	8,500
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,240	2,240
TOTAL MISSOURI		67,625
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	335	335
Nevada - 0.3%
Clark County School District Participating VRDN Series XF 14 73, 3.36% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,495	1,495
Clark County Wtr. Reclamation District Participating VRDN Series XG 05 11, 3.27% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	9,000	9,000
TOTAL NEVADA		10,495
New Jersey - 1.1%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,750	1,750
Series Floaters XL 00 52, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,525	3,525
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series Floater 2024, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	13,600	13,600
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series 2022 XF 04 09, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	4,200	4,200
Series XM 10 96, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,500	3,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,900	1,900
Series Floaters XX 10 93, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,900	3,900
Series XX 13 29, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,250	4,250
Series YX 12 68, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,500	3,500
TOTAL NEW JERSEY		40,125
New York - 3.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	30,700	30,700
Series XF 13 36, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,325	4,325
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 28 68, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,000	7,000
Series XF 28 78, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,200	2,200
Series XF 30 00, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	10,000	10,000
Series XG 02 90, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	16,420	16,420
Series XX 11 56, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	9,165	9,165
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 3.34% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	57,925	57,925
TOTAL NEW YORK		137,735
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series ROC 14086, 3.31% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	12,210	12,210
Series YX 11 78, 3.31% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	5,625	5,625
Series ZL 02 55, 3.3% 3/7/24 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	1,100	1,100
TOTAL NEW YORK AND NEW JERSEY		18,935
North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XG 05 27, 3.33% 3/7/24 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	4,800	4,800
Greater Asheville Reg'l. Arpt. Auth. Participating VRDN:
Series XF 15 32, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	2,330	2,330
Series XM 10 11, 3.31% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,100	2,100
TOTAL NORTH CAROLINA		9,230
Ohio - 0.8%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 3.34% 3/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,665	1,665
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.34% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	5,300	5,300
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,800	3,800
Series XX 12 48, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,400	5,400
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XF 31 14, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,875	2,875
Ohio Hosp. Rev. Participating VRDN:
Series C18, 3.28% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,400	2,400
Series XG 04 90, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,610	2,610
RBC Muni. Products, Inc. Trust Participating VRDN Series 2023, 3.28% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	5,000	5,000
TOTAL OHIO		29,050
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,105	3,105
Oregon - 0.2%
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,250	6,250
Pennsylvania - 2.2%
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series XF 16 34, 3.3% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,670	2,670
Series XG 05 41, 3.3% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	11,975	11,975
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,700	2,700
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series BAML 23 50 39, 3.32% 4/4/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	4,700	4,700
Series XF 15 11, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,855	2,855
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series XG 05 28, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	1,875	1,875
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN:
Series XG 04 37, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	26,995	26,995
Series XM 10 83, 3.32% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	6,970	6,970
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 3.27% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	390	390
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XM 10 08, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	830	830
Philadelphia Arpt. Rev. Participating VRDN Series YX 12 11, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	12,545	12,545
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series XF 16 06, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	4,400	4,400
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series XG 04 13, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,400	1,400
TOTAL PENNSYLVANIA		83,405
South Carolina - 0.4%
South Carolina Ports Auth. Ports Rev. Participating VRDN Series XG 05 52, 3.3% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,590	2,590
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	100	100
Series Floaters XG 02 09, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	4,410	4,410
Series XL 04 18, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,195	6,195
TOTAL SOUTH CAROLINA		13,295
Tennessee - 0.3%
Metropolitan Govt. of Nashville & Davidson County Participating VRDN Series XF 15 97, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,085	3,085
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XL 03 82, 3.31% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	3,090	3,090
Series XL 04 40, 3.3% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,440	2,440
Series YX 12 89, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	3,300	3,300
TOTAL TENNESSEE		11,915
Texas - 1.8%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	6,500	6,500
Bastrop Independent School District Participating VRDN Series XF 15 78, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	4,800	4,800
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.44%, tender 9/1/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(g)(h)	1,300	1,300
Harris County Children's Hosp. Participating VRDN Series E-149, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,000	2,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XF 32 03, 3.39% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,000	2,000
Houston Arpt. Sys. Rev. Participating VRDN Series XF 31 26, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	13,900	13,900
Humble Independent School District Participating VRDN Series XF 14 48, 3.27% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,050	2,050
Medina Valley Texas Independent School District Participating VRDN Series XG 05 05, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	4,000	4,000
North Ft. Bend Wtr. Auth. Participating VRDN:
Series XL 04 22, 3.35% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,300	2,300
Series ZF 30 86, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	3,990	3,990
Spring Branch Independent School District Participating VRDN Series XL 03 35, 3.27% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,875	1,875
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 04 21, 3.29% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	725	725
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	5,000	5,000
Texas Muni. Gas Acquisition & Supply Corp. Participating VRDN Series XM 11 54, 3.29% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,180	2,180
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 11 23, 3.31% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	4,100	4,100
Texas Wtr. Dev. Board Rev.:
Bonds Series MS 00 17, 3.39%, tender 4/25/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	2,100	2,100
Participating VRDN:
Series XF 13 29, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	5,000	5,000
Series XG 05 30, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,600	2,600
TOTAL TEXAS		66,420
Utah - 0.8%
Salt Lake City Arpt. Rev. Participating VRDN:
Series XF 15 50, 3.32% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	6,885	6,885
Series XL 04 57, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,700	2,700
Series XL 04 59, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	9,685	9,685
Series XM 11 46, 3.29% 3/7/24 (Liquidity Facility UBS AG) (b)(c)(g)(h)	4,250	4,250
Series XX 12 49, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	4,840	4,840
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,440	2,440
TOTAL UTAH		30,800
Virginia - 0.9%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,300	5,300
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C19, 3.28% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,500	2,500
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.34% 3/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	13,845	13,845
Univ. of Virginia Gen. Rev. Participating VRDN Series XG 04 08, 3.27% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,375	3,375
Virginia Small Bus. Fing. Auth. Participating VRDN Series XF 32 17, 3.29% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	7,100	7,100
Williamsburg Econ. Dev. Participating VRDN Series XF 15 46, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,905	2,905
TOTAL VIRGINIA		35,025
Washington - 1.3%
Barclays Bank PLC Participating VRDN Series YX 12 41, 3.31% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	5,825	5,825
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.44%, tender 5/1/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(g)(h)	960	960
CommonSpirit Health Participating VRDN Series XF 1017, 3.34% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,000	1,000
Multicare Health Sys. Participating VRDN Series E 153, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,900	2,900
Port of Seattle Rev. Participating VRDN:
Series 2022 ZF 30 68, 3.29% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,700	2,700
Series 2022 ZL 03 16, 3.31% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	9,400	9,400
Series XF 13 71, 3.38% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,300	4,300
Series XM 08 75, 3.34% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,965	1,965
Series ZL 05 13, 3.29% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,745	2,745
Washington Convention Ctr. Pub. Facilities Participating VRDN Series 2022 XX 12 38, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,000	4,000
Washington Gen. Oblig. Participating VRDN:
Series 2022 ZF 14 03, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,675	1,675
Series 2023, 3.29% 3/7/24 (Liquidity Facility Citibank NA) (b)(g)(h)	5,550	5,550
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series XF 30 62, 3.28% 3/7/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,300	2,300
Series XG 04 75, 3.28% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	5,285	5,285
TOTAL WASHINGTON		50,605
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 07 41, 3.27% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,715	2,715
TOTAL TENDER OPTION BOND (Cost $1,248,340)		1,248,340

Other Municipal Security - 18.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.0%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2019 B, 5% 7/1/24 (c)	1,200	1,204
Colorado - 0.1%
Colorado Ed. Ln. Prog. TRAN:
Series 2023 A, 5% 6/28/24	2,745	2,756
Series 2023 B, 5% 6/28/24	270	271
Denver City & County Arpt. Rev. Bonds:
Series 2022 A, 5% 11/15/24 (c)	500	502
Series 2022 D, 5% 11/15/24 (c)	1,100	1,104
TOTAL COLORADO		4,633
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 4.19% 3/1/24 (b)	600	600
Series 2015 B, 5% 6/15/24	5,000	5,017
Danbury Gen. Oblig. BAN Series 2024, 5% 9/24/24 (f)	11,500	11,588
Univ. of Connecticut Gen. Oblig. Bonds Series 2018 A, 5% 4/15/24	650	651
TOTAL CONNECTICUT		17,856
District Of Columbia - 0.6%
District of Columbia Income Tax Rev. Bonds Series 2020 A, 5% 3/1/24	500	500
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds:
Series 2017 A, 5% 10/1/24 (c)	12,345	12,419
Series 2018 A, 5% 10/1/24 (c)	2,000	2,013
Series 2019 A, 5% 10/1/24 (c)	2,000	2,017
Series 2020 A, 5% 10/1/24 (c)	7,230	7,279
Series 2022 A, 5% 10/1/24 (c)	250	252
TOTAL DISTRICT OF COLUMBIA		24,480
Florida - 3.3%
Broward County School Board Ctfs. of Prtn. Bonds Series 2015 A, 5% 7/1/24	4,000	4,015
Broward County School District TAN Series 2023, 5% 6/28/24	305	306
Florida Local Govt. Fin. Cmnty. Series 2024 A1, 3.5% 4/2/24, LOC JPMorgan Chase Bank, CP	6,665	6,665
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds:
Series 2015, 4% 10/1/24 (c)	3,870	3,880
Series 2022 A, 5% 10/1/24 (c)	1,380	1,386
Hillsborough County Aviation Auth. Rev. Bonds Series 2015 B:
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100) (c)	2,145	2,163
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	1,750	1,762
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2015 A, 5% 5/1/24	2,400	2,404
Miami-Dade County School District TAN Series 2023, 5% 6/18/24	1,355	1,360
Miami-Dade County Wtr. & Swr. Rev. Bonds Series 2015, 5% 10/1/24	865	870
Palm Beach County Health Facilities Auth. Hosp. Rev. Bonds Series 2014, 5% 12/1/24 (Pre-Refunded to 12/1/24 @ 100)	500	504
Pinellas County School District TAN Series 2023, 5% 6/28/24	150	151
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 3.54%, tender 9/26/24 (b)(e)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 3.49%, tender 9/26/24 (b)(e)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 3.54%, tender 9/26/24 (b)(e)	42,015	42,015
TOTAL FLORIDA		124,581
Georgia - 0.4%
Atlanta Arpt. Rev. Series 2024 M2, 3.58% 4/2/24, LOC Bank of America NA, CP (c)	13,610	13,610
Houston County Hosp. Auth. Rev. Bonds:
Series 2016 A, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	2,060	2,062
Series 2016 B, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100) (b)	1,400	1,400
TOTAL GEORGIA		17,072
Illinois - 1.9%
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.57%, tender 9/26/24 (b)(e)	40,690	40,690
Series 2014, 5% 8/1/24	555	558
Illinois Gen. Oblig. Bonds:
Series 2016, 5% 6/1/24	3,250	3,257
Series 2017 D, 5% 11/1/24	7,715	7,764
Series 2019 A, 5% 11/1/24	600	603
Series 2021 A:
5% 3/1/24	1,520	1,520
5% 3/1/25	310	315
Series 2021 C, 4% 3/1/24	2,185	2,185
Series 2022 A, 5% 3/1/24	610	610
Series 2023 C, 5% 5/1/24	350	351
Illinois Hsg. Dev. Auth. Bonds Series 2023 G, 3.5%, tender 6/4/24 (b)	11,600	11,600
Illinois Sales Tax Rev. Bonds Series 2021 C, 5% 6/15/24	1,200	1,205
TOTAL ILLINOIS		70,658
Louisiana - 0.0%
Louisiana Pub. Facilities Auth. Rev. Bonds (Hurricane Recovery Prog.) Series 2014, 5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	585	586
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2014, 5.25% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	3,140	3,152
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 3.81%, tender 3/1/24 (b)	3,400	3,400
TOTAL MARYLAND		6,552
Massachusetts - 0.3%
Ashland Gen. Oblig. BAN Series 2023, 5% 10/10/24	5,100	5,135
Marlborough Gen. Oblig. BAN Series 2023, 5% 6/13/24	4,500	4,515
TOTAL MASSACHUSETTS		9,650
Michigan - 0.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.49%, tender 9/26/24 (b)(e)	18,345	18,345
Michigan Fin. Auth. Rev. Bonds:
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	695	697
Series 2015 A, 5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	710	714
Series 2019 MI2, 5%, tender 2/1/25 (b)	735	746
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds Series 2014 D, 5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	935	935
TOTAL MICHIGAN		21,437
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Series 2024 A, 3.57% 6/4/24, CP	2,600	2,600
Nevada - 0.0%
Clark County School District Bonds Series 2016 A, 5% 6/15/24	1,370	1,374
New Jersey - 1.6%
Branchburg Township BAN Series 2023, 5% 10/10/24	3,600	3,624
Brick Township Gen. Oblig. BAN Series 2023, 5% 6/12/24	7,300	7,327
Florence Township BAN Series 2023, 5% 5/31/24	4,300	4,316
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	2,954	2,964
New Jersey Gen. Oblig. Bonds Series 2020 A, 5% 6/1/24	41,040	41,150
TOTAL NEW JERSEY		59,381
New York - 1.4%
Bay Shore Union Free School District TAN Series 2023, 5% 6/21/24	7,400	7,429
Commack Union Free School District TAN Series 2023, 5% 6/26/24	5,200	5,215
Lancaster Central School District BAN Series 2023, 5% 6/7/24	8,200	8,227
Queensbury Union Free School District BAN Series 2023, 5% 5/31/24	4,583	4,598
Saratoga County Gen. Oblig. BAN Series 2023, 5% 9/20/24	14,500	14,602
Sayville Union Free School District TAN Series 2023 B, 5% 6/25/24	5,250	5,264
Webster Town BAN Series 2023, 5% 8/28/24	6,590	6,631
TOTAL NEW YORK		51,966
North Carolina - 0.0%
Charlotte Int'l. Arpt. Rev. Bonds:
Series 2021 B, 5% 7/1/24 (c)	885	888
Series 2022 B, 5% 7/1/24 (c)	895	899
TOTAL NORTH CAROLINA		1,787
Ohio - 0.0%
Wyoming City School District BAN Series 2023, 5.5% 5/15/24	1,310	1,314
Oklahoma - 0.5%
Oklahoma City Wtr. Utils. Series 2024 A, 3.58% 4/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,400	10,400
Tulsa Int'l. Arpt. Gen. Rev. Bonds Series 2015 A:
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	2,415	2,421
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	925	928
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	890	893
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	2,000	2,005
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	600	602
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	1,015	1,018
TOTAL OKLAHOMA		18,267
Oregon - 0.3%
Multnomah County Hosp. Facilities Auth. Rev. Bonds (Mirabella at South Waterfront Proj.) Series 2014 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	3,200	3,233
Port of Portland Arpt. Rev. Bonds:
Series 2017 B, 5% 7/1/24 (c)	1,490	1,493
Series 2019 25B, 5% 7/1/24 (c)	1,750	1,757
Series 2022, 5% 7/1/24 (c)	2,945	2,953
Series 26 C, 5% 7/1/24 (c)	2,335	2,341
TOTAL OREGON		11,777
Pennsylvania - 0.1%
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/24	1,620	1,624
Pennsylvania Hsg. Fin. Agcy. Bonds Series 2021 134B, 5% 4/1/24 (c)	700	701
TOTAL PENNSYLVANIA		2,325
South Carolina - 0.1%
Charleston County School District Bonds Series 2023 B, 5% 3/1/24	110	110
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2023 B, 5% 3/1/24	2,751	2,751
TOTAL SOUTH CAROLINA		2,861
Texas - 4.5%
Austin Elec. Util. Sys. Rev. Series 2024 A:
3.4% 3/6/24 (Liquidity Facility JPMorgan Chase Bank), CP	17,000	16,999
3.59% 6/17/24 (Liquidity Facility JPMorgan Chase Bank), CP	9,400	9,400
Fort Bend Independent School District:
Bonds Series 2022 A, 5% 8/15/24 (Permanent School Fund of Texas Guaranteed)	1,400	1,407
Series 2024, 3.6% 4/10/24 (Liquidity Facility JPMorgan Chase Bank), CP	5,700	5,700
Harris County Gen. Oblig.:
Series 2024 A1, 3.63% 5/16/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,550	2,550
Series 2024 D, 3.7% 6/11/24 (Liquidity Facility JPMorgan Chase Bank), CP	4,650	4,650
Series 2024 D2:
3.55% 6/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,990	2,990
3.65% 5/3/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,400	1,400
Leander Independent School District Bonds Series 2014 C, 0% 8/15/24 (Pre-Refunded to 8/15/24 @ 32.395)	3,200	1,036
Lower Colorado River Auth. Rev. Series 2024, 3.5% 3/28/24, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,936	12,936
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.57%, tender 9/26/24 (b)(e)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 3.57%, tender 9/26/24 (b)(e)	31,000	31,000
Texas Gen. Oblig. Bonds:
Series 2014 A, 5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	665	669
Series 2014, 6% 8/1/24 (c)	1,000	1,007
Series 2015, 5% 8/1/24 (c)	1,195	1,200
Series 2021 B, 4% 8/1/24 (c)	1,610	1,613
Texas Pub. Fin. Auth. Rev. Series 2024 B, 3.65% 5/8/24 (Liquidity Facility Texas Gen. Oblig.), CP	18,200	18,200
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	500	501
Univ. of Texas Board of Regents Sys. Rev. Series 2024 A:
3.5% 8/13/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
3.55% 8/2/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
3.55% 8/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
3.55% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
3.55% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,300	3,300
TOTAL TEXAS		169,358
Utah - 0.0%
Utah County Hosp. Rev. Bonds Series 2020 B1, 5%, tender 8/1/24 (b)	605	608
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series 2024 D, 3.75% 3/18/24, LOC JPMorgan Chase Bank, CP (c)	2,250	2,250
Virginia - 0.1%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2019 B, 5% 8/1/24 (c)	3,055	3,071
Washington - 0.7%
Grant County Pub. Util. District #2 Bonds Series 2014 B:
5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100) (c)	2,005	2,013
5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100) (c)	2,105	2,114
Port of Seattle Rev. Bonds:
Series 2015 C, 5% 4/1/24 (c)	4,360	4,364
Series 2017 D, 5% 5/1/24 (c)	3,500	3,507
Series 2018 A, 5% 5/1/24 (c)	1,715	1,716
Series 2019, 5% 4/1/24 (c)	3,500	3,504
Series 2021 C, 5% 8/1/24 (c)	5,095	5,109
Series 2022 B, 5% 8/1/24 (c)	4,975	4,998
TOTAL WASHINGTON		27,325
Wisconsin - 0.8%
Madison Metropolitan School District TRAN Series 2023, 5% 9/3/24	8,600	8,651
Wisconsin Clean Wtr. Rev. Bonds Series 2015 1, 5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	1,400	1,404
Wisconsin Gen. Oblig.:
Series 2023, 3.85% 3/6/24, CP	8,508	8,508
Series 2024:
3.7% 11/12/24, CP	7,900	7,900
3.85% 11/4/24, CP	4,800	4,800
TOTAL WISCONSIN		31,263
TOTAL OTHER MUNICIPAL SECURITY (Cost $686,236)		686,236

Investment Company - 3.0%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.30% (i)(j) (Cost $112,996)	112,972	112,996

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $3,711,886)	3,711,886
NET OTHER ASSETS (LIABILITIES) - 1.7%	63,503
NET ASSETS - 100.0%	3,775,389

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,760,000 or 0.2% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,788,000 or 1.7% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.44%, tender 5/1/24 (Liquidity Facility Royal Bank of Canada)	11/01/23	960

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.44%, tender 9/1/24 (Liquidity Facility Royal Bank of Canada)	9/01/23	1,300

Port Auth. of New York & New Jersey Series 1992 2, SIFMA Municipal Swap Index + 0.050% 3.35% 4/1/24, VRDN	7/15/20	500

Port Auth. of New York & New Jersey Series 1995 4, SIFMA Municipal Swap Index + 0.080% 3.38% 4/1/24, VRDN	8/17/20	3,900

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.39%, tender 4/25/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	2,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.30%	6,590	1,065,134	958,723	1,836	(5)	-	112,996	5.0%
Total	6,590	1,065,134	958,723	1,836	(5)	-	112,996

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,598,890)	$3,598,890
Fidelity Central Funds (cost $112,996)	112,996

Total Investment in Securities (cost $3,711,886)		$3,711,886
Cash		19
Receivable for investments sold		50,830
Receivable for fund shares sold		3,348
Interest receivable		21,728
Distributions receivable from Fidelity Central Funds		369
Prepaid expenses		2
Total assets		3,788,182
Liabilities
Payable for investments purchased	$5,619
Payable for fund shares redeemed	5,134
Distributions payable	716
Accrued management fee	772
Other affiliated payables	512
Other payables and accrued expenses	40
Total Liabilities		12,793
Net Assets		$3,775,389
Net Assets consist of:
Paid in capital		$3,777,542
Total accumulated earnings (loss)		(2,153)
Net Assets		$3,775,389
Net Asset Value, offering price and redemption price per share ($3,775,389 ÷ 3,769,903 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$68,272
Income from Fidelity Central Funds		1,836
Total Income		70,108
Expenses
Management fee	$4,736
Transfer agent fees	2,970
Accounting fees and expenses	169
Custodian fees and expenses	19
Independent trustees' fees and expenses	6
Registration fees	78
Audit	23
Legal	3
Miscellaneous	7
Total expenses before reductions	8,011
Expense reductions	(89)
Total expenses after reductions		7,922
Net Investment income (loss)		62,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	110
Fidelity Central Funds	(5)
Total net realized gain (loss)		105
Net increase in net assets resulting from operations		$62,291
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,186	$101,775
Net realized gain (loss)	105	43
Net increase in net assets resulting from operations	62,291	101,818
Distributions to shareholders	(64,106)	(101,791)

Share transactions
Proceeds from sales of shares	1,144,985	1,800,019
Reinvestment of distributions	59,199	94,454
Cost of shares redeemed	(1,239,558)	(2,204,182)

Net increase (decrease) in net assets and shares resulting from share transactions	(35,374)	(309,709)
Total increase (decrease) in net assets	(37,189)	(309,682)

Net Assets
Beginning of period	3,812,578	4,122,260
End of period	$3,775,389	$3,812,578

Other Information
Shares
Sold	1,144,985	1,800,019
Issued in reinvestment of distributions	59,199	94,454
Redeemed	(1,239,558)	(2,204,182)
Net increase (decrease)	(35,374)	(309,709)

Financial Highlights
Fidelity® Municipal Money Market Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.026	.003	- B	.007	.013
Net realized and unrealized gain (loss)	.001	- B	- B	- B	.001	- B
Total from investment operations	.017	.026	.003	- B	.008	.013
Distributions from net investment income	(.016)	(.026)	(.003)	- B	(.007)	(.013)
Distributions from net realized gain	(.001)	-	- B	-	(.001)	- B
Total distributions	(.017)	(.026)	(.003)	- B	(.008)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.68%	2.61%	.27%	.01%	.76%	1.30%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G,H	.42%	.41%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.41% G,H	.42%	.26%	.16%	.41%	.42%
Expenses net of all reductions	.41% G,H	.42%	.26%	.16%	.41%	.42%
Net investment income (loss)	3.24% G,H	2.56%	.24%	.01%	.71%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$3,775	$3,813	$4,122	$4,648	$5,430	$6,546

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,711,886

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(280)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1539% of average net assets.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Municipal Money Market Fund	.0087

Prior to December1 2023 the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Municipal Money Market Fund	.01

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Municipal Money Market Fund	0.39

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Money Market Fund	34,935	25,800	-

5. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $89.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Municipal Money Market Fund	.41%
Actual		$ 1,000	$ 1,016.80	$ 2.06
Hypothetical-B		$ 1,000	$ 1,022.82	$ 2.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
The Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that Fidelity believes that, although the management fee and total expenses may rank above the median, the fees that the fund is charged are reasonable for the overall value of the nature and qualify of the services the fund's shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Municipal Money Market Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	3,563,377,070.69	93.47
Withheld	249,002,954.77	6.53
TOTAL	3,812,380,025.46	100.00
Jennifer Toolin McAuliffe
Affirmative	3,580,401,452.33	93.92
Withheld	231,978,573.13	6.08
TOTAL	3,812,380,025.46	100.00
Christine J. Thompson
Affirmative	3,575,829,590.11	93.80
Withheld	236,550,435.35	6.20
TOTAL	3,812,380,025.46	100.00
Elizabeth S. Acton
Affirmative	3,563,692,727.00	93.48
Withheld	248,687,298.46	6.52
TOTAL	3,812,380,025.46	100.00
Laura M. Bishop
Affirmative	3,580,620,821.44	93.92
Withheld	231,759,204.02	6.08
TOTAL	3,812,380,025.46	100.00
Ann E. Dunwoody
Affirmative	3,556,292,503.45	93.28
Withheld	256,087,522.01	6.72
TOTAL	3,812,380,025.46	100.00
John Engler
Affirmative	3,548,916,807.39	93.09
Withheld	263,463,218.07	6.91
TOTAL	3,812,380,025.46	100.00
Robert F. Gartland
Affirmative	3,574,560,938.30	93.76
Withheld	237,819,087.16	6.24
TOTAL	3,812,380,025.46	100.00
Robert W. Helm
Affirmative	3,561,007,437.32	93.41
Withheld	251,372,588.14	6.59
TOTAL	3,812,380,025.46	100.00
Arthur E. Johnson
Affirmative	3,562,676,023.62	93.45
Withheld	249,704,001.84	6.55
TOTAL	3,812,380,025.46	100.00
Michael E. Kenneally
Affirmative	3,576,790,948.78	93.82
Withheld	235,589,076.68	6.18
TOTAL	3,812,380,025.46	100.00
Mark A. Murray
Affirmative	3,577,292,731.34	93.83
Withheld	235,087,294.12	6.17
TOTAL	3,812,380,025.46	100.00
Carol J. Zierhoffer
Affirmative	3,562,554,595.71	93.45
Withheld	249,825,429.75	6.55
TOTAL	3,812,380,025.46	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.703548.126
MMM-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024